Fees Summary	Jul. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,500,000
Previously Paid Amount	0.00
Total Fee Amount	688.95
Total Offset Amount	0.00
Net Fee	688.95
Narrative - Max Aggregate Offering Price	$ 4,500,000
Final Prospectus	true